Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	¥ 11,433		¥ 5,800
Derivative assets	12,452		14,598
Derivative liabilities	16,646		18,037
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	5,116
Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	6,317		5,800
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	12,437		14,598
Financial assets	929,070		826,764
Derivative liabilities	16,646		18,037
Financial liabilities	19,478		18,037
Accounts Payable	2,833
Fair Value, Measurements, Recurring | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	2,528		4,654
Derivative liabilities	634		1,459
Fair Value, Measurements, Recurring | Options Held (Written) and Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	5,486		5,654
Derivative liabilities	3,605		3,530
Fair Value, Measurements, Recurring | Futures, Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	860		1,030
Derivative liabilities	4,966		4,685
Fair Value, Measurements, Recurring | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	3,534		2,890
Derivative liabilities	7,176		8,263
Fair Value, Measurements, Recurring | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	29		370
Derivative liabilities	265		100
Fair Value, Measurements, Recurring | Contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Accounts Payable	2,833
Fair Value, Measurements, Recurring | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	12,631	[1]	16,026	[1]
Fair Value, Measurements, Recurring | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	16,079		33,041
Fair Value, Measurements, Recurring | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	881,606		757,299
Fair Value, Measurements, Recurring | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	360,360		278,717
Fair Value, Measurements, Recurring | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	96,697		61,090
Fair Value, Measurements, Recurring | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	201,386		196,835
Fair Value, Measurements, Recurring | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	6,772		63,244
Fair Value, Measurements, Recurring | Available-for-sale securities | CMBS and RMBS in the U.S., and other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	65,631		60,691
Fair Value, Measurements, Recurring | Available-for-sale securities | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	11,550		8,311
Fair Value, Measurements, Recurring | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	139,210	[2]	88,411
Fair Value, Measurements, Recurring | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	6,317		5,800
Fair Value, Measurements, Recurring | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	6,317	[3]	5,800	[3]
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	8		147
Financial assets	230,901		168,729
Derivative liabilities	28		0
Financial liabilities	28		0
Accounts Payable	0
Fair Value, Measurements, Recurring | Level 1 | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0		0
Derivative liabilities	0		0
Fair Value, Measurements, Recurring | Level 1 | Options Held (Written) and Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0		0
Derivative liabilities	0		0
Fair Value, Measurements, Recurring | Level 1 | Futures, Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	8		147
Derivative liabilities	28		0
Fair Value, Measurements, Recurring | Level 1 | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0		0
Derivative liabilities	0		0
Fair Value, Measurements, Recurring | Level 1 | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0		0
Derivative liabilities	0		0
Fair Value, Measurements, Recurring | Level 1 | Contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Accounts Payable	0
Fair Value, Measurements, Recurring | Level 1 | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0	[1]	0	[1]
Fair Value, Measurements, Recurring | Level 1 | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	275		2,184
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	230,618		166,398
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	114,989		98,990
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | CMBS and RMBS in the U.S., and other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 1 | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	115,629	[2]	67,408
Fair Value, Measurements, Recurring | Level 1 | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 1 | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0	[3]	0	[3]
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	9,943		12,352
Financial assets	605,365		513,158
Derivative liabilities	16,618		18,037
Financial liabilities	16,617		18,037
Accounts Payable	0
Fair Value, Measurements, Recurring | Level 2 | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	2,528		4,654
Derivative liabilities	634		1,459
Fair Value, Measurements, Recurring | Level 2 | Options Held (Written) and Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	3,000		3,555
Derivative liabilities	3,605		3,530
Fair Value, Measurements, Recurring | Level 2 | Futures, Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	852		883
Derivative liabilities	4,938		4,685
Fair Value, Measurements, Recurring | Level 2 | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	3,534		2,890
Derivative liabilities	7,176		8,263
Fair Value, Measurements, Recurring | Level 2 | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	29		370
Derivative liabilities	265		100
Fair Value, Measurements, Recurring | Level 2 | Contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Accounts Payable	0
Fair Value, Measurements, Recurring | Level 2 | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	12,631	[1]	16,026	[1]
Fair Value, Measurements, Recurring | Level 2 | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	15,804		30,857
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	566,987		453,923
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	245,371		179,727
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	96,697		61,090
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	200,725		190,311
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | CMBS and RMBS in the U.S., and other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	613		1,792
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 2 | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	23,581	[2]	21,003
Fair Value, Measurements, Recurring | Level 2 | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 2 | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0	[3]	0	[3]
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	2,486		2,099
Financial assets	92,804		144,847
Derivative liabilities	0		0
Financial liabilities	2,833		0
Accounts Payable	2,833
Fair Value, Measurements, Recurring | Level 3 | Interest rate swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0		0
Derivative liabilities	0		0
Fair Value, Measurements, Recurring | Level 3 | Options Held (Written) and Other
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	2,486		2,099
Derivative liabilities	0		0
Fair Value, Measurements, Recurring | Level 3 | Futures, Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0		0
Derivative liabilities	0		0
Fair Value, Measurements, Recurring | Level 3 | Foreign currency swap agreements
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0		0
Derivative liabilities	0		0
Fair Value, Measurements, Recurring | Level 3 | Credit derivatives held/written
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Derivative assets	0		0
Derivative liabilities	0		0
Fair Value, Measurements, Recurring | Level 3 | Contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Accounts Payable	2,833
Fair Value, Measurements, Recurring | Level 3 | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0	[1]	0	[1]
Fair Value, Measurements, Recurring | Level 3 | Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	84,001		136,978
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0		0
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	661		6,524
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Specified bonds issued by SPEs in Japan
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	6,772		63,244
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | CMBS and RMBS in the U.S., and other asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	65,018		58,899
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Other Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	11,550		8,311
Fair Value, Measurements, Recurring | Level 3 | Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	0	[2]	0
Fair Value, Measurements, Recurring | Level 3 | Other securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	6,317		5,800
Fair Value, Measurements, Recurring | Level 3 | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value measured on recurring basis investments	¥ 6,317	[3]	¥ 5,800	[3]

[1]	A subsidiary elected the fair value option under ASC 825 ("Financial Instruments") on the loans held for sale originated on or after October 1, 2011. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association ("Fannie Mae") or institutional investors. Included in other operating revenues in the consolidated statements of income were gains from the change in the fair value of the loans of ¥1,024 million for the fiscal year ended March 31, 2012, losses from the change in the fair value of the loans of ¥628 million for the fiscal year ended March 31, 2013 and gains from the change in the fair value of the loans of ¥116 million for the fiscal year ended March 31, 2014. No gains or losses were recognized in earnings during the fiscal year ended March 31, 2012, the fiscal year ended March 31, 2013 and the fiscal year ended March 31, 2014 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value at March 31, 2013, were ¥15,535 million and ¥16,026 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥491 million. The amounts of aggregate unpaid principal balance and aggregate fair value at March 31, 2014, were ¥12,024 million and ¥12,631 million, respectively, and the amount of the aggregate fair value exceeded the amount of aggregate unpaid principal balance by ¥607 million. As of March 31, 2013 and 2014, there were no loans that were 90 days or more past due, in non-accrual status, or both.
[2]	A subsidiary that has newly become a consolidated subsidiary of the Company during this fiscal year elected the fair value option under ASC 825 ("Financial Instruments") for investments in equity securities included in available-for-sale securities. Included in brokerage commissions and net gains on investment securities in the consolidated statements of income were gains from the change in the fair value of those investments of ¥333 million for the fiscal year ended March 31, 2014. The amount of aggregate fair value elected the fair value option is ¥5,116 million as of March 31, 2014.
[3]	A subsidiary and another company that have newly become a consolidated subsidiary of the Company during this fiscal year elected the fair value option under ASC 825 ("Financial Instruments") for investments in some funds. Included in brokerage commissions and net gains on investment securities in the consolidated statements of income were gains from the change in the fair value of those investments of ¥670 million for the fiscal year ended March 31, 2013 and ¥1,412 million for the fiscal year ended March 31, 2014. The amounts of aggregate fair value elected the fair value option were ¥5,800 million and ¥6,317 million as of March 31, 2013 and 2014, respectively.